EVERGREEN SELECT EQUITY TRUST


                               1933 Act File No. 333-36047
                               1940 Act File No. 811-08363





                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549


                                   FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No.                    ---                [ ]
         Post-Effective Amendment No.



2              [X]


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No.                                     2              [X]


                         EVERGREEN SELECT EQUITY TRUST

              (Exact Name of Registrant as Specified in Charter)

                              200 Berkeley Street
                       Boston, Massachusetts 02116-5034
                   (Address of Principal Executive Offices)

                                (617) 210-3200
                        (Registrant's Telephone Number)

                         Dorothy E. Bourassa, Esquire
                              200 Berkeley Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective: [ ] immediately upon filing pursuant to paragraph (b) [ ] on (date pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(i) [ ] on (date) pursuant to paragraph (a)(i) [X] 75 days after filing pursuant to paragraph (a)(ii) [ ] on
(date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]      this post-effective amendment designates a new effective
         date for a
         previously filed post-effective amendment
[ ]      60 days after filing pursuant to paragraph (a)(i)
[ ]      on (date) pursuant to paragraph (a)(i)

                                           EVERGREEN SELECT EQUITY TRUST


                                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 to
                                             REGISTRATION STATEMENT ON
                                                   FORM N-1A

         This Post-Effective Amendment No. 2 to Registrant's
Registration Statement  No. 333-
36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:



                                                   Facing Sheet

                                                   Contents Page

                                               Cross-Reference Sheet

                                                      PART A


         Prospectuses for the Institutional Shares and Institutional Service Shares of Evergreen Select Strategic Value Fund, Evergreen Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund are contained herein.

         Prospectuses for the Charitable Shares of Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund are contained in Registration Statement No. 333-36047/811-08363 filed on November 17, 1997 are incorporated by reference herein.

     Prospectuses for Evergreen Select Small Cap Growth Fund are contained in Registration Statement No. 33-36047/811-08363 filed on December 12, 1997 are incorporated by reference herein.



                                                      PART B


         Statement of Additional Information for Evergreen Select Strategic Value Fund, Evergreen Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund and Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund is contained herein.

                                                      PART C


                                                     Exhibits

                                            Number of Security Holders

                                                  Indemnification

                                          Business and Other Connections
                                              of Investment Advisers

                                               Principal Underwriter

                                         Location of Accounts and Records

                                                    Signatures

                          EVERGREEN SELECT EQUITY TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933



ITEM OF PART A OF FORM N-1A                                       LOCATION IN PROSPECTUS

1.         Cover Page                                             Cover Page
2.         Synopsis and Fee Table                                 Cover Page; Expenses
3.         Condensed Financial                                    Not applicable
           Information
4.         General Description of                                 Cover Page; Fund Details
           Registrant
5.         Management of the Fund                                 Fund Details
6.         Capital Stock and Other                                Fund Details; Buying and
           Securities                                             Selling Shares
7.         Purchase of Securities Being                           Buying and Selling Shares
           Offered
8.         Redemption or Repurchase                               Buying and Selling Shares
9.         Pending Leal Proceedings                               Not Applicable


ITEM IN PART B OF FORM N-1A                                       LOCATION IN STATEMENT OF
                                                                  ADDITIONAL INFORMATION

10.        Cover Page                                             Cover Page
11.        Table of Contents                                      Table of Contents
12.        General Information and                                Not Applicable
           History
13.        Investment Objectives and                              Securities and Investment
           Policies                                               Practices; Investment
14.        Management of the Fund                                 Investment Advisory Services
15.        Control Persons and                                    Control Persons and
           Principal Holders of                                   Principal Holders of
           Securities                                             Securities
16.        Investment Advisory and                                Investment Advisory and
           Other Services                                         Other Services
17.        Brokerage Allocation                                   Brokerage Allocation and
                                 Other Practices
18.        Capital Stock and Other                                Description of Shares;
           Securities                                             Voting Rights; Limitation of
                               Trustees' Liability
19.        Purchase, Redemption and                               Purchase, Redemption and
           Pricing of Securities Being                            Pricing of Securities Being
           Offered                                                Offered
20.        Tax Status                                             Additional Tax Information
21.        Underwriters                                           Principal Underwriter
22.        Calculation of Performance                             Calculation of Performance
           Data                                                   Data
23.        Financial Statements                                   Not applicable


PROSPECTUS
________, 1998


                                                          [GRAPHIC OMITTED]



EVERGREEN SELECT EQUITY TRUST




Evergreen Select Strategic Value Fund Evergreen Select Diversified Value Fund Evergreen Select Large Cap Blend Fund Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund Evergreen Select Equity Income Fund Evergreen Select Small Company Value Fund Evergreen Select Social Principles Fund Evergreen Select Balanced Fund Evergreen Select Equity Index Fund Evergreen Select Special Equity Fund (Each a "Fund," together the "Funds")



INSTITUTIONAL SHARES


This prospectus explains important information about the Institutional Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


To learn more about the Evergreen Select Equity Trust, call 1-800-633-2700 for a free copy of the Funds' statement of additional information ("SAI") . The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.

Please remember that shares of the Funds are:
o  Not deposits or obligations of any bank.
o  Not endorsed or guaranteed by any bank.

o  Not  insured  or  otherwise   protected  by  the  Federal  Deposit  Insurance
Corporation or any other agency. o Subject to investment risks, including possible loss of the principal amount.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            TABLE OF CONTENTS
  EXPENSES                                                    3
  FUND DESCRIPTIONS                                           4
                Investment Objectives                         4
                Securities and Investment Practices
                        Used By Each Fund                     5

  BUYING AND SELLING SHARES                                     8
                How To Buy Shares                               8
                How to Redeem Shares                          9
                Additional Transaction           Policies              10
                Exchanges                                     10
                Dividends                                     10
                Taxes                                         11
                Shareholder Services                            11

  FUND DETAILS                                                  11
                Fund Organization and Service
                    Providers                                  11
                Other Information And            Policies                   16
                Fund Performance                                16

                                                              EXPENSES

The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.
There are no shareholder transaction expenses.

Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

                                                   Management                            Other                   Total Operating
                                                   Fees                                  Expenses                Expenses (After
Annual Fund Operating Expenses                     (After Expense         12b-1          (After Expense          Expense Waivers or
(as a percentage of average daily net assets)      Reimbursements)1       Fees           Reimbursements)         Reimbursements)1

Evergreen Select Strategic Value Fund              0.60%                  None           0.15 %                  0.75%
Evergreen Select Diversified Value Fund            0.50%                  None           0.10 %                  0.60%
Evergreen Select Large Cap Blend Fund              0.60%                  None           0.11 %                  0.71%
Evergreen Select Common Stock Fund                 0.60%                  None           0.10 %                  0.70%
Evergreen Select Strategic Growth Fund             0.60%                  None           0.12 %                  0.72%
Evergreen Select Equity Income Fund                0.60%                  None           0.17 %                  0.77%
Evergreen Select Small Company Value Fund          0.80%                  None           0.20%1                  1.00%
Evergreen Select Social Principles Fund            0.70%                  None           0.16 %                  0.86%
Evergreen Select Balanced Fund                     0.50%                  None           0.11 %                  0.61%

Evergreen Select Equity  Index Fund                 0.06%                                        None            0.31   %      0.37%
Evergreen Select Special Equity Fund               0.52 %                                        None            0.32  %     0.84 %
  Example of Fund Expenses                         1 year                 3 years
Evergreen Select Strategic Value Fund                $8                    $24
Evergreen Select Diversified Value Fund              $6                    $20
Evergreen Select Large Cap Blend Fund                $7                    $23
Evergreen Select Common Stock Fund                   $7                    $22
Evergreen Select Strategic Growth Fund               $7                    $23
Evergreen Select Equity Income Fund                  $8                    $25
Evergreen Select Small Company Value Fund            $10                   $32
Evergreen Select Social Principles Fund              $9                    $27
Evergreen Select Balanced Fund                       $6                    $20
Evergreen Select Equity  Index Fund                  $4                    $12
Evergreen Select Special Equity Fund                 $9                    $27


     (1) Each Fund's investment adviser has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:




                                                Management Fee               Other Expenses (Without   Total Fund

  Fund                                         (Without Waivers)             Reimbursements)           Operating Expenses

Evergreen Select Strategic Value Fund           0.70%                        0.15%                     0.85%
Evergreen Select Diversified Value Fund         0.60%                        0.10%                     0.70%
Evergreen Select Large Cap Blend Fund           0.70%                        0.11%                     0.81%
Evergreen Select Common Stock Fund              0.70%                        0.10%                     0.80%
Evergreen Select Strategic Growth Fund          0.70%                        0.12%                     0.82%
Evergreen Select Equity Income Fund             0.70%                        0.17%                     0.87%
Evergreen Select Small Company Value Fund       0.90%                         0.28%                    1.18%
Evergreen Select Social Principles Fund         0.80%                        0.16%                     0.96%
Evergreen Select Balanced Fund                  0.60%                               0.13%              0.71%
Evergreen Select Equity Index Fund              0.40%                                             0.31%                      0.71%
Evergreen Select Special Equity Fund            1.50%                      0.32%                       1.82 %




                                                         FUND DESCRIPTIONS

INVESTMENT OBJECTIVES

Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.

Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.


Evergreen Select Equity Index Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund invests primarily in stocks represented in the S&P 500 Index.

Evergreen Special Equity Fund seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal
Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment adviser expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).


Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.



SECURITIES AND INVESTMENT PRACTICES USED BY  THE  FUNDS


You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, Standard &Poor's Corporation ("S&P") considers market values and industry diversification.

The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. Evergreen Select Equity Index Fund's investment adviser uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although Evergreen Select Equity Index Fund's investment adviser does not screen securities by traditional methods of financial and market analyses, it monitors the Evergreen Select Equity Index Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Evergreen Select Equity Index Fund's ability to achieve its investment objective. Evergreen Select Equity Index Fund strives to provide a total return comparable to the S&P 500 Index. Evergreen Select Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities. including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

There are special risks associated with international investing:

         o Currency Risk - The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

          o Volatility - Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

          o Expense Considerations - Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

         o Foreign Taxes - Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

         o Regulatory Environment - Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S.
                  domestic issuers.

Futures Contracts and Options Transactions. The Evergreen Select Special Equity Fund may invest in futures contracts and options transactions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

An option on a futures contracts gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.

These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

The Fund may not use futures contracts or options transactions to leverage its net assets for speculative purposes. See 'Futures Transactions and Related Options Transactions' in the Statement of Additional Information.

Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

       o Interest  Rate  Risk:  The risk  that a bond's  prices  will  fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.
       o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation. The Evergreen Select Special Equity Fund may neither purchase futures contracts or options where premiums and margin deposit exceed 5% of total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.

Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


                                                     BUYING AND SELLING SHARES

HOW TO BUY SHARES

Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.

Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

You may redeem shares of a Fund by mail, telephone or other types of telecommunication.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

       Evergreen Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121

The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.

The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

You may exchange Institutional Shares of any Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.

Signatures on exchange orders must be guaranteed, as described above.

The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

     o Income distributions and net short-term capital gains are taxable as ordinary income.

   o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccounts.  Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.


                                                            FUND DETAILS

FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

Each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.



           Fund                                                            Advisory Fee              Net Advisory Fee

           Evergreen Select Strategic Value Fund                           0.70%                     0.60%
           Evergreen Select Diversified Value Fund                         0.60%                     0.50%
           Evergreen Select Large Cap Blend Fund                           0.70%                     0.60%
           Evergreen Select Common Stock Fund                              0.70%                     0.60%
           Evergreen Select Strategic Growth Fund                          0.70%                     0.60%
           Evergreen Select Equity Income Fund                             0.70%                     0.60%
           Evergreen Select Social Principles Fund                         0.80%                     0.70%
           Evergreen Select Balanced Fund                                  0.60%                     0.50%

            Evergreen Select Equity Index Fund                                0.40%                                0.06%



Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Currently, Evergreen Asset has voluntarily agreed to limit its advisory fee to 0.80% of the average net assets of the fund.


The investment adviser of Evergreen Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of First Union National Bank ("FUNB"). FUND is a subsidiary of First Union Corporation ("First Union"). Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Both FUNB and First Union are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to 0.52% of the average net assets of the Fund.

FUNB, Evergreen Asset and Meridian currently intend to continue waiving a portion of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB , Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.

Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.

Portfolio  Managers.   Information  about  the  individual   portfolio  managers
responsible for managing each Fund, including their occupations for the past five years, is provided below.

Fund                           Portfolio Manager(s)

Evergreen Select
Common Stock Fund              The portfolio managers of the Fund are Mark C. Sipe, CFA and Hanspeter Giger, CFA.

                               Mark C. Sipe, CFA. Since joining First Union in 1983, Mr. Sipe has been a Senior Vice President. He has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

                    Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. For the past five years, Mr. Giger has been a Vice President and Equity Analyst of First Union.
                    Aside from co-managing the Fund, he is responsible for overseeing and coordinating FUNB's Investment Research/Core team. Prior to joining First Union in 1987, Mr. Giger held a securities analyst position at Wells Fargo Bank in San
                    Francisco, CA.

Evergreen Select
Equity Income Fund

                    Paul A.  DiLella.  Paul A. DiLella is a Vice  President  and
                    Senior  Investment  Officer of FUNB. Aside from managing the
                    Fund,  Mr.  DiLella  has been the  portfolio  manager of the
                    Evergreen  Utility Fund since 1996. Mr. DiLella joined First
                    Fidelity Bank in 1982,  which was acquired by First Union in
                    1995, as Vice  President and Portfolio  Manager of the Asset
                    Management   Group.   Mr.  DiLella  has  over  16  years  of
                    investment experience.

Evergreen Select Large
Cap Blend Fund

                 Eric Wiegand is the team leader of a group of four seasoned investment professionals who manage this Fund. Managing the
                               Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                               Hawes, Dillon Harris and Steven J. Hoeft.

                               Eric M. Wiegand. Eric Wiegand is also responsible
                               for  managing   the   Evergreen   Select   Social
                               Principles   Fund.   Prior  to  rejoining   First
                               Fidelity  Bank in 1994,  which  was  acquired  by
                               First Union in 1995, Mr. Wiegand was an Assistant
                               Vice  President and Portfolio  Manager with First
                               Fidelity Bank from 1989-1993. He also served as a
                               Vice President and Senior Portfolio  Manager with
                               PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Strategic Growth Fund          The portfolio managers of the Fund are W. Shannon Reid, CFA, and Timothy M. Stevenson, CFA.

                               W. Shannon  Reid,  CFA.  Shannon Reid has over 13
                               years    of    investment     experience.     His
                               responsibilities   include  equity  analysis  and
                               portfolio   management  for  FUNB's  growth-style
                               equity  products.  Mr.  Reid has been with  First
                               Union  since  1988  as  a  Vice   President   and
                               Portfolio Manager.


                                                                -18-




                               Timothy M. Stevenson, CFA. Tim Stevenson has over
                               16 years of investment experience. Before joining
                               First Union in 1994 as a Senior Vice President and Portfolio Manager, Tim served as a research director and portfolio manager for Cedar Hill
                               Associates, Inc. from 1979-1984.

Evergreen Select
Strategic Value Fund           Timothy O'Grady is the team leader of a group of three seasoned professionals who manage the
                               Strategic Value Fund. Managing the Fund along with Mr. O'Grady are J. Donald Raines, Jack Gray and
                               Elizabeth Smith.

                               Timothy E.  O'Grady.  Since  joining  First Union
                               (then  First  Fidelity  Bank)  in  1986,  Timothy
                               O'Grady has been a portfolio manager in the Employee Benefit Equity/Balanced Unit of the
                               Capital Management Group in Newark, NJ. He is also co-manager of the Select Value Fund. He recently became a Senior Vice President and Senior Portfolio Manager this year.

Evergreen Select

Small Company                  The portfolio managers for the Fund are Stephen A. Lieber, Gary R. Buesser and Nola  M. Falcone,
Value Fund                      CFA.



                               Stephen Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Co. and
                               Evergreen Asset Management Corp. He was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation
                               Fund and Evergreen Tax Strategic Foundation Fund. He was a founding General Partner of Vanden
                               Broeck, Lieber & Co. from 1956 to 1969.

               Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the Portfolio Manager of the Evergreen Growth &
               Income  Fund.  Prior to managing  the Growth & Income  Fund,  Mr.
               Buesser worked as an associate portfolio manager on the Evergreen
               Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security
               Analysts  and  The  Association  for  Investment  Management  and
               Research.

                               Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and
                               Evergreen Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to
                               June, 1994 and joined Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager
                               for Evergreen Income & Growth Fund and Evergreen Small Cap Equity Fund.

Evergreen Select
Social Principles Fund         Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Large Cap
                            Blend Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995,
                               Mr. Wiegand was an Assistant Vice President and Portfolio Manager with First Fidelity Bank from
                               1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in
                               Philadelphia from 1993-1994.

Evergreen Select
Balanced Fund                  Dean Hawes manages the Fund's equity portfolio. Rollin C. Williams is responsible for the fixed income portfolio of the Fund.

                               Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently portfolio manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Since joining First Union from Merrill Lynch in 1981, Mr. Hawes has been a Vice President and Senior Portfolio Manager.

                               Rollin C. Williams, CFA. Rollin Williams has over
                               28 years of investment and banking management experience. In addition to managing First Union's
                               Diversified  Bond Group  Trust and the  Evergreen
                               U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income

                                                                -19-




                          portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion
                               Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988. Since joining First Union, Mr.
                               Williams has been a Vice President and Senior Portfolio Manager.

Evergreen Select
Diversified
Value Fund                     David C. Francis, CFA. David Francis joined First Union in 1994 as Managing Director and Chief
                               Investment Officer. David Francis has over 20 years of equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union Capital
                               Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-
                               exempt separate accounts and mutual funds since 1978.


Evergreen Select
Equity                            Index  Fund  Lary  Aasheim,  CFA,  a  Managing
                                  Director   and   Director   of   Research   of
                                  CoreStates  Advisers,  is portfolio manager of
                                  Evergreen  Select Equity Index Fund.  Prior to
                                  joining  CoreStates   Advisers  in  1990,  Mr.
                                  Aasheim worked as an analyst at First Fidelity
                                  Bank/Fidelity Bank, First Pennsylvania
                                                  Bank and Bear Stearns in New York.

Evergreen Select
Special Equity
Fund                              Joseph E. Stocke, CFA.  Mr. Stocke is a Senior Investment Manager/Equities with Meridian.
                                    Mr. Stocke has been with Meridian since 1983 and currently manages the Special Equity Fund and Core Equity Fund of CoreFunds, Inc.



Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                             Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
        Administrative Fee   Subsidiary Of First Union Serves As Investment Adviser

        0.050%               on the first $7 billion
        0.035%               on the next $3 billion
        0.030%               on the next $5 billion
        0.020%               on the next $10 billion
        0.015%               on the next $5 billion
        0.010%               on assets in excess of $30 billion


OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each

Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.

                                                       Estimated Annual
    Fund Name                                         Portfolio Turnover
    Evergreen Select Strategic Value                         35%
    Evergreen Select Diversified Value                       50%
    Evergreen Select Large Cap Blend                         75%
    Evergreen Select Common Stock                            50%
    Evergreen Select Strategic Growth                      125%
    Evergreen Select Equity Income                           50%
    Evergreen Select Small Cap Value                         50%
    Evergreen Select Social Principles                       75%
    Evergreen Select Balanced                              100%

     Evergreen Select Equity Index Fund                          25%
     Evergreen Select Special Equity Fund                                 75%


A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. Evergreen Select Strategic Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund and Evergreen Select Social Principles Fund. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.

The CTF's are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.

The quoted performance data includes the performance of the CTF's for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTF's. The CTF's were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF's had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTF's were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF's may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                                                           10 Years (Or
                                                                                           since            Inception
  Fund Name (Predecessor CTF)                    1 Year        3 Years       5 Years       Inception)       Date

Evergreen Select Strategic Value Fund
   (Select Value Trust)                          33.24%        26.47%        20.55%        16.58%           12/31/81
   Institutional Shares
Evergreen Select Large Cap Blend Fund
   (Charitable Equity Trust)                     29.69%        30.01%           N/A        22.12%           12/31/93
   Institutional Shares
Evergreen Select Common Stock Fund
   (Common Stock Trust)                          30.07%        26.65%        16.67%        14.90%           12/31/81
   Institutional Shares
Evergreen Select Strategic Growth Fund
   (Common Stock Growth Trust)                   28.41%          N/A            N/A        30.28%           12/31/94
   Institutional Shares
Evergreen Select Equity Income Fund
   (Equity Income Trust)                         25.08%        21.29%        14.43%        13.71%           12/31/78
   Institutional Shares
Evergreen Select Social Principles Fund
   (Social Principles Trust)                     28.33%        24.80%        18.98%        15.30%           5/31/88
   Institutional Shares


Performance of Evergreen Asset Management Corp. for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.

Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                      Total Assets       No. of
                      at                 Accounts                                             10 Years (Or
                      9/30/97(SM         as of                                                Since            Inception
  Composite           M) for AIMR        9/30/97   1 Year        3 Years       5 Years       Inception         Date

  Small Cap Value     289.4              2         48.05%        30.22%        22.88%        14.21%            12/1/82
  Composite


Evergreen Select Balanced Fund , Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund , the Class Y shares of which reorganized into the Institutional Shares of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November of 1997. The total return information is also provided with reference to CoreFunds Equity Index Fund and CoreFunds Special Equity Fund, the Institutional Shares of which will be reorganized into Evergreen Select Equity Index Fund. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset Management Corp. CoreFunds Equity Index Fund and CoreFunds Special Equity Fund were a series of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisers, Inc. Evergreen Balanced Fund, Evergreen Value Fund, CoreFunds Equity Index Fund and CoreFunds Special Equity Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund, Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. Past performance of the Evergreen Balanced Fund , Evergreen Value Fund, CoreFunds Equity Index Fund and CoreFunds Special Equity Fund is no guarantee of the future performance of Evergreen Select Balanced Fund , Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. The performance information set forth below is provided as of March 31, 1997 for Evergreen Balanced Fund, as of December 31, 1997 for Evergreen Value Fund and as of June 30, 1997 for CoreFunds Equity Index Fund.


                                                                                                                 CoreFunds
      Period                                   Evergreen                   Evergreen    CoreFunds Equity         Special
                                               Balanced Fund               Value        Index Fund               Equity Fund

      One Year                                 19.97%                      27.77%       17.94%                   34.44%
      Three Years                              17.69%                      22.49%       N/A                      28.12 %
      Five Years                               13.13%                      17.04%       N/A                      18.90%
      Ten Years (or since inception)           12.80%                      16.95%       [    ]                   13.43%
      Inception Date                           4/1/91                      1/3/91       11/1/95                  2/14/85




General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.


Investment Advisers

First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288 Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577 Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

PROSPECTUS
____________, 1998


                                                            [GRAPHIC OMITTED]

EVERGREEN SELECT EQUITY TRUST



Evergreen Select Strategic Value Fund Evergreen Select Diversified Value Fund Evergreen Select Large Cap Blend Fund Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund Evergreen Select Equity Income Fund Evergreen Select Small Company Value Fund Evergreen Select Social Principles Fund Evergreen Select Balanced Fund Evergreen Select Equity Index Fund (Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES


This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


To learn more about the Evergreen Select Equity Trust, call 1-800-343-3453 for a free copy of the Funds' statement of additional information ("SAI") . The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:


o  Not deposits or obligations of any bank.
o  Not endorsed or guaranteed by any bank.

o  Not  insured  or  otherwise   protected  by  the  Federal  Deposit  Insurance
Corporation or any other agency. o Subject to investment risks, including possible loss of the principal amount.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                         TABLE OF CONTENTS
  EXPENSES                                                    3
  FUND DESCRIPTIONS                                           4
                Investment Objectives                         4
                Securities and Investment Practices
                Used By Each Fund                              5

  BUYING AND SELLING SHARES                                     8
                How To Buy Shares                               8
                How to Redeem Shares                            9
                Additional Transaction           Policies              10
                Exchanges                                     10
                Dividends                                     10
                Taxes                                         10
                Shareholder Services                            11

  FUND DETAILS                                                  11

                Fund Organization and Service

                    Providers                                   11
                Other Information And            Policies                 15
                Fund Performance                                16

                                                              EXPENSES

         The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

         Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

                                                  Management                              Other               Total Operating
                                                  Fees                                    Expenses            Expenses (After

  Annual Fund Operating Expenses                  (After Expense        12b-1             (After Expense      Expense Waivers or
(as a percentage of average daily net
assets)                                           Reimbursements)1      Fees              Reimbursements)     Reimbursements)1

Evergreen Select Strategic Value Fund             0.60%                 0.25%             0.15 %              1.00%
Evergreen Select Diversified Value Fund           0.50%                 0.25%             0.10 %              0.85%
Evergreen Select Large Cap Blend Fund             0.60%                 0.25%             0.11 %              0.96%
Evergreen Select Common Stock Fund                0.60%                 0.25%             0.10 %              0.95%
Evergreen Select Strategic Growth Fund            0.60%                 0.25%             0.12 %              0.97%
Evergreen Select Equity Income Fund               0.60%                 0.25%             0.17 %              1.02%
Evergreen Select Small Company Value Fund         0.80%                 0.25%             0.20     %1         1.25%
Evergreen Select Social Principles Fund           0.70%                 0.25%             0.16 %              1.11%
Evergreen Select Balanced Fund                    0.50%                 0.25%             0.11 %              0.86%
Evergreen Select Equity Index Fund                0.06%                 0.25%             0.31   %                           0.62%
Evergreen Select Special Equity Fund              0.52%                   0.25%            0.32    %                1.09 %
  Example of Fund Expenses                        1 year               3 years
Evergreen Select Strategic Value Fund              $10                   $32
Evergreen Select Diversified Value Fund             $9                   $27
Evergreen Select Large Cap Blend Fund              $10                   $31
Evergreen Select Common Stock Fund                 $10                   $30
Evergreen Select Strategic Growth Fund             $10                   $31
Evergreen Select Equity Income Fund                $10                   $32
Evergreen Select Small Company Value Fund          $13                   $40
Evergreen Select Social Principles Fund            $11                   $35
Evergreen Select Balanced Fund                                           $27             $9
Evergreen Select Equity Index Fund                                       $18           $6
Evergreen Select Special Equity Fund                       $11                                          $35


     (1) Each Fund's investment adviser has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                                                Management Fee          12b-1          Other Expenses          Total Fund
  Fund                                          (Without Waivers)       Fees           (Without Reimbursement) Operating Expenses

Evergreen Select Strategic Value Fund           0.70%                   0.2            --                      1.10%
Evergreen Select Diversified Value Fund         0.60%                   0.2            --                      0.95%
Evergreen Select Large Cap Blend Fund           0.70%                   0.2            --                      1.06%
Evergreen Select Common Stock Fund              0.70%                   0.2            --                      1.05%
Evergreen Select Strategic Growth Fund          0.70%                   0.2            --                      1.07%
Evergreen Select Equity Income Fund             0.70%                   0.2            --                      1.12%
Evergreen Select Small Company Value Fund       0.90%                   0             0.28%                    1.43%
Evergreen Select Social Principles Fund         0.80%                   0.2            --                      1.21%
Evergreen Select Balanced Fund                  0.60%                        0.25%                             0.96%
Evergreen Select Equity Index Fund              0.40%                   0.25%                                  0.31%         0.96%
Evergreen Select  Special Equity Fund           1.50%                   0.25%                                  0.321%        2.07%



                                                         FUND DESCRIPTIONS

INVESTMENT OBJECTIVES

Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.

Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.

Evergreen Select Equity Index Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund invests primarily in stocks represented in the S&P 500 Index.

Evergreen Special Equity Fund seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal
Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment adviser expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).


Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.



SECURITIES AND INVESTMENT PRACTICES USED BY  THE FUNDS


You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, Standard & Poor's Corporation ("S&P") considers market values and industry diversification.

The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. Evergreen Select Equity Index Fund's investment adviser uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although Evergreen Select Equity Index Fund's investment adviser does not screen securities by traditional methods of financial and market analyses, it monitors the Evergreen Select Equity Index Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Evergreen Select Equity Index Fund's ability to achieve its investment objective. Evergreen Select Equity Index Fund strives to provide a total return comparable to the S&P 500 Index. Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities. including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

There are special risks associated with international investing:

         o Currency Risk - The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

          o Volatility - Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

               o Expense Considerations - Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

         o Foreign Taxes - Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

         o Regulatory Environment - Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S.
                  domestic issuers.

Futures Contracts and Options Transactions. The Evergreen Select Special Equity Fund may invest in futures contracts and options transactions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

An option on a futures contracts gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.

These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

The Fund may not use futures contracts or options transactions to leverage its net assets for speculative purposes. See 'Futures Transactions and Related Options Transactions' in the Statement of Additional Information.


Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

       o Interest  Rate  Risk:  The risk  that a bond's  prices  will  fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.
       o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A),
or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation. The Evergreen Select Special Equity Fund may neither purchase futures contracts or options where premiums and margin deposit exceed 5% of total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.


Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions.. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


                                                     BUYING AND SELLING SHARES

HOW TO BUY SHARES

Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.

Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

You may redeem shares of a Fund by mail, telephone or other types of telecommunication.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

       Evergreen Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121

The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.

The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.

Signatures on exchange orders must be guaranteed, as described above.

The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

o Income distributions and net short-term capital gains are taxable as ordinary income.

o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.


                                                            FUND DETAILS

FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. [If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.] [Check]

Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

Each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.


           Fund                                                            Advisory Fee              Net Advisory Fee

           Evergreen Select Strategic Value Fund                           0.70%                     0.60%
           Evergreen Select Diversified Value Fund                         0.60%                     0.50%
           Evergreen Select Large Cap Blend Fund                           0.70%                     0.60%
           Evergreen Select Common Stock Fund                              0.70%                     0.60%
           Evergreen Select Strategic Growth Fund                          0.70%                     0.60%
           Evergreen Select Equity Income Fund                             0.70%                     0.60%
           Evergreen Select Social Principles Fund                         0.80%                     0.70%
           Evergreen Select Balanced Fund                                  0.60%                     0.50%
           Evergreen Select Equity Index Fund                              0.40%                     0.06%



Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Of that amount, Evergreen Asset has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.80% of the average net assets of the fund.


The investment adviser of Evergreen Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of First Union National Bank ("FUNB"). FUND is a subsidiary of First Union Corporation ("First Union"). Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Both FUNB and First Union are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to .52% of the average net assets of the Fund.

FUNB, Evergreen Asset and Meridian currently intend to continue waiving a portion of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB , Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.


Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.

Portfolio  Managers.   Information  about  the  individual   portfolio  managers
responsible for managing each Fund, including their occupations for the past five years, is provided below.


Fund                    Portfolio Manager(s)

Evergreen Select
Common Stock Fund       The portfolio  managers of the Fund are Mark C. Sipe,  CFA and
                        Hanspeter Giger, CFA.

     Mark C. Sipe,  CFA.  Since joining First Union in 1983, Mr. Sipe has been a
     Senior Vice President. He has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

          Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. For the past five years, Mr. Giger has been a Vice
          President and Equity Analyst of First Union. Aside from co-managing the Fund, he is responsible for overseeing and coordinating FUNB's
          Investment  Research/Core  team. Prior to joining First Union in 1987,
          Mr. Giger held a securities analyst position at Wells Fargo Bank in San Francisco, CA.

Evergreen Select

                                                                -36-




Equity Income Fund      Paul A. DiLella. Paul A. DiLella is a Vice President and Senior Investment Officer of FUNB. Aside from managing the Fund, Mr. DiLella has been the portfolio manager of the Evergreen Utility Fund since 1996. Mr.
                        DiLella joined First Fidelity Bank in 1982, which was acquired by First Union in 1995, as Vice President and
                        Portfolio Manager of the Asset Management Group. Mr. DiLella has over 16 years of investment experience.

Evergreen Select Large
Cap Blend Fund Eric Wiegand is the team leader of a group of four seasoned investment professionals who manage this Fund. Managing the Fund along with Mr. Wiegand are Daryl
                        L. Brown, R. Dean Hawes, Dillon Harris and Steven J.
                        Hoeft.

                        Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund.
                        Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was an Assistant Vice President and Portfolio Manager with
                        First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC
                        Bank in Philadelphia from 1993-1994.

Evergreen Select
Strategic  Growth Fund The  portfolio  managers of the Fund are W. Shannon Reid,
CFA, and Timothy M. Stevenson, CFA.

                        W. Shannon Reid, CFA.  Shannon Reid has over 13 years of
                        investment  experience.   His  responsibilities  include
                        equity  analysis  and  portfolio  management  for FUNB's
                        growth-style  equity  products.  Mr.  Reid has been with
                        First Union since 1988 as a Vice President and Portfolio
                        Manager.

                        Timothy M. Stevenson, CFA. Tim Stevenson has over 16 years of investment experience. Before joining First
                        Union in 1994 as a Senior Vice  President  and Portfolio
                        Manager, Tim served as a research director and portfolio manager for Cedar Hill Associates, Inc. from 1979-1984.

Evergreen Select
Strategic               Value Fund Timothy O'Grady is the team leader of a group
                        of three seasoned professionals who manage the Strategic
                        Value Fund. Managing the Fund along with Mr. O'Grady are
                        J. Donald Raines, Jack Gray and Elizabeth Smith.

                        Timothy E.  O'Grady.  Since  joining  First  Union (then
                        First Fidelity Bank) in 1986, Timothy O'Grady has been a
                        portfolio    manager    in    the    Employee    Benefit
                        Equity/Balanced  Unit of FUNB in Newark,  NJ. He is also
                        co-manager of the Select Value Fund. He recently  became
                        a Senior Vice  President  and Senior  Portfolio  Manager
                        this year.

Evergreen Select
Small Company           The portfolio managers for the Fund are Stephen A. Lieber, Gary R. Buesser and Nola Value Fund M. Falcone,
                        CFA.

                        Stephen Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset
                        Management Corp. He was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until
                        June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation Fund and Evergreen Tax
                        Strategic Foundation Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from 1956 to
                        1969.

                        Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio
                        Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the
                        Portfolio Manager of the Evergreen Growth & Income Fund. Prior to managing the Growth & Income Fund, Mr.
                        Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The
                        Association for Investment Management and Research.

                        Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen
                        Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to June, 1994 and joined
                        Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager for Evergreen Income & Growth
                        Fund and Evergreen Small Cap Equity Fund.


                                                                -37-




Evergreen Select
Social Principles Fund Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Large Cap
                        Blend Fund.  Prior to rejoining  First  Fidelity Bank in
                        1994,  which was  acquired by First  Union in 1995,  Mr.
                        Wiegand was an Assistant  Vice  President  and Portfolio
                        Manager with First Fidelity Bank from 1989-1993. He also served as a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia from 1993-1994.

Evergreen Select
Balanced Fund           Dean Hawes manages the Fund's equity portfolio. Rollin C. Williams is responsible for the fixed income portfolio of the Fund.

          Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently Portfolio Manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Since joining First Union from Merrill Lynch in 1981, Mr. Hawes has been a Vice President and
          Senior Portfolio Manager.

          Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing
          First  Union's  Diversified  Bond Group Trust and the  Evergreen  U.S.
          Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust
          Company in Roanoke,  VA. Mr.  Williams has been with First Union since
          1993 when  Dominion was acquired by the bank; he started with Dominion
          Trust Company in 1988. Since joining First Union, Mr. Williams has been a Vice President and Senior Portfolio Manager.

          Evergreen Select  Diversified Value Fund David C. Francis,  CFA. David
          Francis  joined  First  Union in 1994 as Managing  Director  and Chief
          Investment Officer. David Francis has over 20 years of equity analysis and  investment  experience.  He  is  responsible  for  directing  the institutional  investment  organization  for the First  Union  Capital
          Management  Group.  Mr.  Francis  joined  First  Union from  Federated
          Investment   Counseling,   a  division  of   Federated   Investors  in
          Pittsburgh,  PA, where he managed  equities  for employee  benefit and tax-exempt separate accounts and mutual funds since 1978.


Evergreen Select
Equity Index Fund       Lary Aasheim, CFA,  a  Managing Director and Director of Research of
                        CoreStates    Advisers,    is   portfolio   manager   of
                                      Evergreen  Select Equity Index Fund. Prior
                                      to joining  CoreStates  Advisers  in 1990,
                                      Mr.  Aasheim worked as an analyst at First
                                      Fidelity    Bank/Fidelity    Bank,   First
                                      Pennsylvania  Bank and Bear Stearns in New
                                      York.



                                                                -38-






Evergreen Select
Special Equity
Fund                    Joseph E. Stocke, CFA.  Mr. Stocke is a Senior Investment Manager/Equities with Meridian.
                                      Mr. Stocke has been with Meridian since 1983 and currently manages the Special Equity Fund and Core Equity Fund of CoreFunds, Inc.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                                   Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
   Administrative Fee              Subsidiary Of First Union Serves As Investment Adviser

   0.050%                          on the first $7 billion
   0.035%                          on the next $3 billion
   0.030%                          on the next $5 billion
   0.020%                          on the next $10 billion
   0.015%                          on the next $5 billion
   0.010%                          on assets in excess of $30 billion


OTHER INFORMATION AND POLICIES

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.

                                                      Estimated Annual

    Fund Name                                        Portfolio Turnover
    Evergreen Select Strategic Value                         35%
    Evergreen Select Diversified Value                       50%
    Evergreen Select Large Cap Blend                         75%
    Evergreen Select Common Stock                            50%
    Evergreen Select Strategic Growth                      125%
    Evergreen Select Equity Income                           50%
    Evergreen Select Small Cap Value                         50%
    Evergreen Select Social Principles                       75%
    Evergreen Select Balanced                              100%
    Evergreen Select Equity Index Fund                        25%
    Evergreen Select Special Equity Fund                      75%


A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. Evergreen Select Strategic Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund and Evergreen Select Social Principles Fund. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.

The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.

The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.




                                                                                              10 Years (Or
                                                                                              since             Inception
 Fund Name (Predecessor CTF)                     1 Year          3 Years       5 Years        Inception)        Date

Evergreen Select Strategic Value Fund
   (Select Value Trust)                          32.92%          26.16%        20.25%         16.29%            12/31/81
   Institutional Service Shares
Evergreen Select Large Cap Blend Fund
   (Charitable Equity Trust)                     29.38%          29.69%         N/A           21.82%            12/31/93
   Institutional Service Shares
Evergreen Select Common Stock Fund
   (Common Stock Trust)                          29.75%          26.34%        16.38%         14.62%            12/31/81
   Institutional Service Shares
Evergreen Select Strategic Growth Fund
   (Common Stock Growth Trust)                   28.10%           N/A           N/A           29.97%            12/31/94
   Institutional Service Shares
Evergreen Select Equity Income Fund
   (Equity Income Trust)                         24.78%          20.99%        14.15%         13.43%            12/31/78
   Institutional Service Shares
Evergreen Select Social Principles Fund
   (Social Principles Trust)                     28.01%          24.50%        18.69%         15.02%            12/31/87
   Institutional Service Shares

Performance of Evergreen Asset Management Corp. for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.

Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                           Total Assets       No. of
                           at                 Accounts                                            10 Years (Or
                           9/30/97(SM         as of                                               Since              Inception
  Composite                M) for AIMR        9/30/97     1 Year        3 Years       5 Years     Inception          Date

  Small Cap Value          289.4              2           48.05%        30.22%        27.88%      14.21%             12/1/82
  Composite


Evergreen Select Balanced Fund , Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund , the Class Y shares of which reorganized into Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November 1997. The total return information is also provided with reference to CoreFunds Equity Index Fund and CoreFunds Special Equity Fund, the Institutional Service Shares of which will be reorganized into Evergreen Select Equity Index Fund. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset Management Corp. CoreFunds Equity Index Fund and Core Funds special Equity Fund were series of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisers, Inc. Evergreen Balanced Fund, Evergreen Value Fund, CoreFunds Equity Index Fund and CoreFunds Special Equity Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund, Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. Past performance of the Evergreen Balanced Fund , Evergreen Value Fund, CoreFunds Equity Index Fund and CoreFunds Special Equity Fund is no guarantee of the future performance of Evergreen Select Balanced Fund , Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. The performance information set forth below is provided as of March 31, 1997 for

Evergreen Balanced Fund , as of December 31, 1997 for Evergreen Value Fund and as of June 30, 1997 for CoreFunds Equity Index Fund.

                                                                                                                 CoreFunds
      Period                                   Evergreen            Evergreen              CoreFunds Equity      Special Equity
                                               Balanced Fund        Value Fund             Index Fund            Fund

      One Year                                 19.97%               27.77%                 N/A                   11.25%
      Three Years                              17.69%               22.49%                 N/A                   22.83%
      Five Years                               13.13%               17.04%                 N/A                   N/A
      Ten Years (or since inception)           12.80%               16.95%                 21.51%                15.22%
      Inception Date                           4/1/91               1/3/91                 10/9/96               3/15/94




General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

Investment Advisers

First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288 Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577 Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

                                   EVERGREEN SELECT EQUITY TRUST
                                       200 Berkeley Street
                                   Boston, Massachusetts 02116
                                          (800) 633-2700

                               STATEMENT OF ADDITIONAL INFORMATION



                                 _________, 1998



                              Evergreen Select Strategic Value Fund
                             Evergreen Select Diversified Value Fund
                              Evergreen Select Large Cap Blend Fund
                                Evergreen Select Common Stock Fund
                              Evergreen Select Strategic Growth Fund
                               Evergreen Select Equity Income Fund
                            Evergreen Select Small Company Value Fund
                             Evergreen Select Social Principles Fund

                                  Evergreen Select Balanced Fund
                                Evergreen Select Equity Index Fund
                               Evergreen Select Special Equity Fund
                                (Each a "Fund" Together the "Funds")



                                Each Fund is a series of an open-end management investment company, known as "Evergreen Select Equity Trust" (the "Trust").



    This

statement of additional information ("SAI") provides additional information about all classes of shares of the Funds listed above. It is not a prospectus and you should read it in conjunction with the prospectus of the Funds , as supplemented from time to time. You may obtain a copy of the prospectus from, Evergreen Distributor, Inc.



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                                                          TABLE OF CONTENTS






INVESTMENT POLICIES.............................................3 ...
         Additional Information on Securities and Investment Practices.......3 .
         Investment Restrictions And Guidelines.............................15
MANAGEMENT OF THE TRUST..................................................17.....
PRINCIPAL HOLDERS OF FUND SHARES................................21
INVESTMENT ADVISORY AND OTHER SERVICES......................     25
         Investment Advisers............................ 25 ....................
         Distributor ................................... 26 ...................
         Distribution Plan.............................. 26 ...................
         Additional Service Providers................... 27 ...................
BROKERAGE ALLOCATION AND OTHER PRACTICES..................       28
         Selection of Brokers........................... 28 ...................
         Brokerage Commissions.......................... 28 ..................
         General Brokerage Policies..................... 29 ...................
TRUST ORGANIZATION...................................... 29 ..............
         Form of Organization........................... 29 ....................
         Description of Shares.......................... 29 ...................
         Voting Rights.................................. 29 ....................
         Limitation of Trustees' Liability.............. 30 ....................
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES........          30
         Exchanges...................................... 30 ....................
         How The Funds Value Their Shares............... 30 .............
         Shareholder Services........................... 31 ...................
PRINCIPAL UNDERWRITER........................................... 31 .....
CALCULATION OF PERFORMANCE DATA................................. 32
ADDITIONAL INFORMATION.......................................... 33 ....
FINANCIAL STATEMENTS............................................ 33 ......




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                                                         INVESTMENT POLICIES

         The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Funds.

Additional Information on Securities and Investment Practices

Equity Securities

         Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

         Investing in companies with medium market capitalizations involves greater risk than investing in larger companies. The stock prices of mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial resources. These and other factors may make mid-cap companies more susceptible to setbacks or downturns.

         Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Indexed Commercial Paper" and "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Related Securities," "Collateralized Mortgage Obligations," "Adjustable Rate Mortgage Securities," "Stripped Mortgage Securities," "Mortgage Securities - Special Considerations," and "Other Asset-Backed Securities."

         The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use derivatives for non-hedging purposes entails greater risks than if a Fund were to derivatives solely for hedging purposes.


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     Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. The Funds' investment adviser is not an aggressive user of derivatives with respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's judgment, this represents an effective response to current or anticipated market conditions. the Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Funds and the Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk exists is the possibility that a Fund will have difficult buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.

Options Transactions

     Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A

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Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options. The Funds may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.



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         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund. Certain state authorities may limit the use of options traded in the over-the-counter market.

         A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

         Futures Transactions and Related Options Transactions

         The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Funds or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.



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         Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon

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termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold

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and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

         There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract)

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would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Funds intend that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.


         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.


         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Risks of Options on Futures Contracts. In addition to the risks described above for financial futures

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contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

         Corporate Bond Ratings (Evergreen Select Balanced Fund)

         Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's Investor Service ("Moody's") are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by Standard & Poor's Ratings Group ("S&P") is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities, commonly known as "junk bonds," are usually defined as Baa or lower by Moody's or BBB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where, in the judgment of a Fund's investment adviser, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Ca by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Convertible Securities

         Convertible securities include bonds, debentures, corporate notes, preferred stocks and other securities. Convertible securities are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (Its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors may also affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.

         Investment Company Securities

         Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund's. As a shareholder of

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another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


         Loans of Securities


         To generate income and offset expenses, the Funds may lend portfolio securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.


         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Funds have the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Funds may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Funds may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Funds may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

         Master Demand Notes


         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's investment adviser considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper , which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, L.P.


         Obligations of Foreign Branches of United States Banks

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government

22828
                                                                -55-
regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

         Obligations of United States Branches of Foreign Banks

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

         Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed a Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.


          Rule 144A Securities


         Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees the Trusts determines the liquidity of certain restricted securities Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.

         Reverse Repurchase Agreements


         Under a reverse repurchase agreement, the Funds would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.


22828
                                                                -56-

         When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.


         Segregated accounts will be established , and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.


         Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.


INVESTMENT RESTRICTIONS AND GUIDELINES

Fundamental Policies

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

         Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Issuing Senior Securities

22828
                                                                -57-

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Underwriting Securities Issued by Other Persons

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         Real Estate


         Each Fund may not purchase or sell real estate, except that, to the extent permitted by law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.


         Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         Loans to Other Persons

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Guidelines

         Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.

         Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Borrowings

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.


22828
                                                                -58-

         Illiquid securities

         Each Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when a fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which a Fund has the investment on its books.

         Investment in other investment companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in the securities of any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.


                                                       MANAGEMENT OF THE TRUST


         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex .



                                     Position with
Name                                 Trust                           Principal Occupations for Last Five Years
-------------------------------      --------------------------      ------------------------------------------

Laurence B. Ashkin                   Trustee                         Real estate developer and construction
(DOB: 2/2/28)                                                        consultant; and President of Centrum
                                                                     Equities and Centrum Properties, Inc.
Charles A. Austin III                Trustee                         Investment Counselor to Appleton
(DOB: 10/23/34)                                                      Partners, Inc.; and former Managing
                                                                     Director, Seaward Management Corpora
                                                                     tion (investment advice).


22828
                                                                -59-




                                     Position with
Name                                 Trust                           Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the
(DOB: 10/12/38)                                                      Finance Committee, Cambridge College;
                                                                     Chairman
                                                                     Emeritus
                                                                     and
                                                                     Director,
                                                                     American
                                                                     Institute
                                                                     of Food and
                                                                     Wine;
                                                                     Chairman
                                                                     and
                                                                     President,
                                                                     Oldways
                                                                     Preservation
                                                                     and
                                                                     Exchange
                                                                     Trust
                                                                     (education);
                                                                     former
                                                                     Chairman of
                                                                     the  Board,
                                                                     Director,
                                                                     and
                                                                     Executive
                                                                     Vice
                                                                     President,
                                                                     The  London
                                                                     Har    ness
                                                                     Company;
                                                                     former
                                                                     Managing
                                                                     Partner,
                                                                     Roscommon
                                                                     Capital
                                                                     Corp.;
                                                                     former
                                                                     Chief
                                                                     Executive
                                                                     Officer,
                                                                     Gifford
                                                                     Gifts    of
                                                                     Fine Foods;
                                                                     former
                                                                     Chairman,
                                                                     Gifford,
                                                                     Drescher  &
                                                                     Associates
                                                                     (environmental
                                                                     consulting);
                                                                     and  former
                                                                     Director,
                                                                     Keystone
                                                                     Investments,
                                                                     Inc.
James S. Howell                      Chairman of the                 Former Chairman of the Distribution
(DOB: 8/13/24)                       Board of                        Foundation for the Carolinas; and former
                                     Trustees                        Vice President of Lance Inc. (food
                                                                     manufacturing).
Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief
(DOB: 2/14/39)                                                       Executive Officer, Carson Products
                                                                     Company;
                                                                     Director of
                                                                     Phoenix
                                                                     Total
                                                                     Return Fund
                                                                     and
                                                                     Equifax,
                                                                     Inc.;
                                                                     Trustee  of
                                                                     Phoenix
                                                                     Series
                                                                     Fund,
                                                                     Phoenix
                                                                     Multi-Portfolio
                                                                     Fund,   and
                                                                     The Phoenix
                                                                     Big    Edge
                                                                     Series
                                                                     Fund;   and
                                                                     former
                                                                     President,
                                                                     Morehouse
                                                                     College.
Gerald M.                            Trustee                         Sales Representative with Nucor-Yamoto,
McDonnell                                                            Inc. (steel producer).
(DOB: 7/14/39)
Thomas  L. McVerry                   Trustee                         Former Vice President and Director of
(DOB: 8/2/39)                                                        Rexham Corporation; and former Director
                                                                     of Carolina Cooperative Federal Credit
                                     Union.

William Walt                        Trustee                         Partner in the law firm of Holcomb and
Pettit                                                               Pettit, P.A.

(DOB: 8/26/55)


22828
                                                                -60-




                                     Position with
Name                                 Trust                           Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
David M.                             Trustee                         Vice Chair and former Executive Vice
Richardson                                                           President, DHR International, Inc. (execu
(DOB: 9/14/41)                                                       tive recruitment); former Senior Vice
                                                                     President, Boyden International Inc.
                                                                     (executive recruitment); and Director,
                                                                     Commerce and Industry Association of
                                                                     New Jersey, 411 International, Inc., and
                                                                     J&M Cumming Paper Co.
Russell A. Salton, III               Trustee                         Medical Director, U.S. Health Care/Aetna
MD  (DOB: 6/2/47)                                                    Health Services; former Managed Health
                                                                     Care Consultant; and former President,
                                                                     Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S.
(DOB: 2/20/43)                                                       Scofield.
Richard J. Shima                     Trustee                         Former Chairman, Environmental
(DOB: 8/11/39)                                                       Warranty, Inc. (insurance agency);

                                                                     Executive
                                                                     Consultant,
                                                                     Drake  Beam
                                                                     Morin, Inc.
                                                                     (executive
                                                                     outplacement);
                                                                     Director of
                                                                     Connecticut
                                                                     Natural Gas
                                                                     Corporation,
                                                                     Hartford
                                                                     Hospital,
                                                                     Old   State
                                                                     House
                                                                     Association,
                                                                     Middlesex
                                                                     Mutual
                                                                     Assurance
                                                                     Company,
                                                                     and Enhance
                                                                     Financial
                                                                     Services,
                                                                     Inc.;
                                                                     Chairman,
                                                                     Board    of
                                                                     Trustees,
                                                                     Hartford
                                                                     Graduate
                                                                     Center;
                                                                     Trustee,
                                                                     Greater
                                                                     Hartford
                                                                     YMCA;
                                                                     former
                                                                     Director,
                                                                     Vice
                                                                     Chairman
                                                                     and   Chief
                                                                     Investment
                                                                     Officer,
                                                                     The
                                                                     Travelers
                                                                     Corporation;
                                                                     former
                                                                     Trustee,
                                                                     Kingswood-Oxford
                                                                     School; and
                                                                     former
                                                                     Managing
                                                                     Director
                                                                     and
                                                                     Consultant,
                                                                     Russell
                                                                     Miller,
                                                                     Inc.


22828
                                                                -61-




                                     Position with
Name                                 Trust                           Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------

     William J.                                                      Senior Vice President and
                                     President and                   Operations Executive, BYSIS Fund
                                     Treasurer                       Services.



Tomko BISYS

3435 Stelzer Road
Columbus, Ohio

Nimish Bhatt                         Vice President                  Vice President, Tax, BISYS Fund Services;
BISYS                                and Assistant                   former Assistant Vice President, Evergreen
3435 Stelzer Road                    Treasurer                       Asset Management Corp./First Union
Columbus, Ohio                                                       National Bank; former Senior Tax
                                                                     Consulting/Acting Manager, Investment
                                                                     Companies Group, Price Waterhouse, LLP,
                                    New York
Bryan Haft

BISYS                                Vice President                  Team Leader, Fund Administration
3435 Stelzer Road                                                    , BISYS Fund Services
Columbus, Ohio


D'Ray Moore


BISYS Secretary Vice President, Client Services, BISYS 3435 Stelzer Road Fund Services Columbus, Ohio





         The officers of the Trust are all officers and/or employees of BISYS Fund Services.

         Listed below is the estimated Trustee compensation for the fiscal year ended June 30, 1998.


                                                          COMPENSATION TABLE

                                                     Pension Or                                          Total
                                                     Retirement                                          Compensation
                             Aggregate               Benefits                   Estimated                From Registrant
Name Of Person,              Compensatio             Accrued As Part            Annual                   And Fund
Position                     n From                  Of Fund                    Benefits Upon            Complex Paid
                             Registrant              Expenses                   Retirement               To Directors


Laurence B.                  $4,930                  $0                         $0                       $67,108
Ashkin
Charles                      $4,930                  $0                         $0                       $53,099
A. Austin
K. Dun Gifford               $4,616                  $0                         $0                       $49,700
James S. Howell              $6,264                  $0                         $0                       $88,872
Leroy Keith Jr.              $4,616                  $0                         $0                       $49,700
Gerald M.                    $4,616                  $0                         $0                       $71,596
McDonnell
Thomas L.                    $5,671                  $0                         $0                       $86,151
McVerry
William Walt Petit           $4,616                  $0                         $0                       $77,196
David M.                     $4,945                  $0                         $0                       $53,099
Richardson
Russell A. Salton,           $4,616                  $0                         $0                       $77,450

III
Michael S.                   $4,616                  $0                         $0                       $49,175
Scofield
Richard J. Shima             $4,616                  $0                         $0                       $70,416



                                          PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of March 10, 1998. As of June 1, 1998, no person to Evergreen Select Equity Index Fund's or Evergreen Select Special Equity Fund's knowledge owned beneficially or of record more than 5% of a class of each Fund's outstanding shares.


Evergreen Select Strategic Value Fund
Institutional Class
None
Evergreen Select Strategic Value Fund
Institutional Service Class
None
Evergreen Select Diversified Value Fund
Institutional Class
First Union National Bank/EB/INT         75.901%
Reinvest Account
Attn:  Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         24.097%
Cash Account
Attn:  Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Diversified Value Fund
Institutional Service Class
None
Evergreen Large Cap Blend Fund
Institutional Class
First Union National Bank/EB/INT         50.294%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         49.706%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Large Cap Blend Fund
Charitable Class
First Union National Bank/EB/INT         99.972%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Large Cap Blend Fund
Institutional Service Class
None
Evergreen Select Common Stock
    Fund
Institutional Class
First Union National Bank/EB/INT         99.585%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Common Stock Fund
Institutional Service Class
Claire B. Herring                        32.835%
2833 Hillsdale Ave.
Charlotte, NC 28207
Janie C. Choate                          18.688%
190 Church Rd.
Devon, PA 19333
First Union National Bank/EB/INT         16.962%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         15.854%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Henry Andrew Dutton, Jr.                 7.364%
10810A Old Mt. Savage Rd.
Lavale, MD 21502
Evergreen Select Strategic Growth Fund
Institutional Class
First Union National Bank/EB/INT         87.394%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         7.876%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Strategic Growth Fund
Institutional Service Class

Richard E. Whisnant                      99.935%
2600 Bently Rd.
Apt. 2201
Marietta, GA 30067
Evergreen Select Equity Income Fund
Institutional Class
First Union National Bank/EB/INT         99.538%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Equity Income Fund
Institutional Service Class
None
Evergreen Select Small Cap Value Fund
Institutional Class
First Union National Bank/EB/INT         99.399%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Small Cap Value Fund
Institutional Service Class
None
Evergreen Select Social Principles Fund
Institutional Service Class
None
Evergreen Select Social Principles Fund
Institutional Class
First Union National Bank/EB/INT         78.042%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         21.958%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Social Principles Fund
Charitable Class
First Union National Bank/EB/INT         98.446%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Balanced Fund
Institutional Class
First Union National Bank/EB/INT         50.160%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT         49.840%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl CMG 1151
Charlotte, NC 28202-1911
Evergreen Select Balanced Fund
Institutional Service Class
None


                                       INVESTMENT ADVISORY AND OTHER SERVICES


Investment Advisers


         The First Capital Group of FUNB is the investment adviser (the "Adviser") to each Fund other than the Evergreen Select Small Company Fund and Evergreen Select Special Equity Fund. FUNB is a subsidiary of First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Corporation and FUNB are located at 201 South College Street, Charlotte North Carolina 28288.


     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union.


     Meridian Investment Company ("Meridian") is the investment adviser to Evergreen Select Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355 and is also a subsidiary of First Union.


         Pursuant to the advisory agreement (the "Advisory Agreement" or, collectively, the "Advisory Agreements") between the Trust and each Adviser, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Each Adviser pays for all of the expenses incurred in connection with the provision of its services.


          The Funds pay for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies;
(9) the cost of share certificates; (10) fees and expenses of the registration and qualification of Funds' shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders ; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Funds and for the Independent Trustees of the Trust ; and (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary Fund charges and expenses .

         The Funds have agreed to pay the Adviser a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, each Adviser has voluntarily agreed to reduce its advisory fee , resulting in the net advisory fees that are also indicated in the table below.



                                                                       Annual                Annual
Fund                                                                   Advisory Fee          Net Advisory Fee

Evergreen Select Strategic Value Fund                                  0.70%                 0.60%
Evergreen Select Diversified Value Fund                                0.60%                 0.50%
Evergreen Select Large Cap Fund                                        0.70%                 0.60%
Evergreen Select Common Stock Fund                                              0.70%                 0.60%
Evergreen Select Strategic Growth Fund                                 0.70%                 0.60%
Evergreen Select Equity Income Fund                                    0.70%                 0.60%
Evergreen Select Social Principles Fund                                0.80%                 0.70%
Evergreen Small Company Value Fund                                     0.90%                 0.80%
Evergreen Select Balanced Fund                                         0.60%                 0.50%
Evergreen Select Equity Index Fund                                       0.40%               0.06%
Evergreen Select Special Equity Fund                                    1.50%                 0.52%


         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Distributor


     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is, 125 W. 55th Street, New York, N.Y.

10019.

Distribution Plan

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Funds have adopted a distribution plan for their Institutional Service Shares (the "Plan") that permits a Fund to deduct up to 0.25% of the Institutional Service class' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees has approved the plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Class may terminate the Plan.

         A Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval.
Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Institutional Service Distribution Plan is in effect, a Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Funds have determined that the Funds will benefit from the Institutional Service shares distribution plan.

                                                    ADDITIONAL SERVICE PROVIDERS

Administrator


         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds based on the total assets of all mutual funds advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:
0.060% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent auditors


         KPMG Peat Marwick audits each Fund's financial statement. The auditor's address is 99 High Street, Boston, Massachusetts 02110. Will KPMG be Select Equity Index Fund's accountant?


Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is Box 9021, Boston, Massachusetts 02205-9827.


                                      BROKERAGE ALLOCATION AND OTHER PRACTICES

Selection of Brokers


         When buying and selling portfolio securities , each Adviser seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;

         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability ; and
          6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonably in relation to the brokerage and research services provided. Research services provided by a broker to an Adviser do not replace, but supplement, the services an Adviser is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Adviser to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Adviser may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.



Brokerage Commissions


         Generally, each Fund expects to purchase and sell its equity portfolio securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealers' markdown.

         The Funds expect to buy and sell their fixed-income securities through principal transactions that is directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.


General Brokerage Policies

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's markdown. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.


         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                                                         TRUST ORGANIZATION

Form of Organization


         The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights


         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.


         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law .


Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Exchanges

         Investors may exchange shares of any Fund for shares of the same class of any other Evergreen "Select" fund, as described under "Exchanges" in each Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.


How and When the Funds Calculate Their Net Asset Value Per Share ("NAV")

         Each Fund computes its net asset value once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         A Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

How the Funds Value The Securities They Own

         Current values for a Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;


         (2) securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at such quotations;


         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;


         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and


         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES


         As described in the Funds' prospectus, a shareholder may elect to receive their dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks





                                                        PRINCIPAL UNDERWRITER

         The Distributor, a subsidiary of The BISYS Group, Inc. is the principal underwriter for each class of shares of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund.


         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the respective Trust and each Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Trust has agreed under the Underwriting Agreement to pay all expenses in connection with the registration of its shares with the Securities and Exchange Commission and auditing.


         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the Funds' shares. The Distributor and the Funds have both agreed to indemnify and hold each other harmless and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.


         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.




                                             CALCULATION OF PERFORMANCE DATA


         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been outstanding, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.


         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.


                                                       ADDITIONAL INFORMATION


         Except as otherwise stated in its prospectus or required by law, the Trust reserves the right to change the terms of the offer stated in its prospectus for each Fund without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and this SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.



                                                        FINANCIAL STATEMENTS

         The audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for each Fund will be filed by amendment.

                                             EVERGREEN SELECT EQUITY TRUST


                              PART  C



 OTHER INFORMATION


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS.


(a)      Financial Statements will be filed by amendment


(b)      Exhibits.

         Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number           Description                                                    Location


1                Declaration of Trust                                           Incorporated by
                                                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment
                                                                                No. 1 Filed on
                                                                                November 17, 1997
2                By-laws                                                        Incorporated by
                                                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment
                                                                                No. 1 Filed on
                                                                                November 17, 1997

3                Not applicable



                                                                -78-




Exhibit
Number           Description                                                    Location
4                Provisions of instruments
                 defining the rights of holders of
                 the securities being registered
                 are contained in the Declaration
                 of Trust Articles II, V, VI,
                 VIII, IX and By-laws Articles II
                 and VI included as part of
                 Exhibits 1 and 2 of this
                 Registration Statement

5            Investment Advisory Agreement                                   Form of
(a)            between the Registrant and First
                 Union National Bank
                                                                                             Agreement,
                                                                                incorporated by
                                                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997




                                                                -79-




Exhibit
Number           Description                                                    Location


5(b)             Investment Advisory Agreement                                  Form of
                 between the Registrant and                                     Agreement, incorporated
                 Evergreen                                by reference to
                 Asset Management Corp.                                         Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997

5(c)                                                                            Form of Agreement filed
                 Form of                                    herein
                  Investment
                 Advisory Agreement between the
6(a)             Registrant and                                        Form of Agreement,
                                                  incorporated by
                  Meridian                                     reference to
                 Investment Company                                             Registrant's Pre-
                                                                                Effective Amendment No.
                 Principal Underwriting Agreement                               1 Filed on November 17,
                 for Institutional Shares and                                   1997
                 Institutional Service Shares
6(b)             between the Registrant and                                     Form of Agreement,
                 Evergreen Distributor, Inc.                                    incorporated by
                                                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997
                 Charitable Shares Principal
                 Underwriting Agreement between
                 the Registrant and

                 Evergreen Distributor, Inc.

7                Form of Deferred Compensation                                  Form of Plan,
                 Plan                                                           incorporated by
                                                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997

8                Custodian Agreement between the                                     Form of
                 Registrant and
                 State Street Bank and Trust                                    Agreement, incorporated
                 Company                                                        by reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997




                                                                -80-




Exhibit
Number           Description                                                    Location
9(a)             Transfer Agent Agreement between                               Form of Agreement,
                 the Registrant and Evergreen                                   incorporated by

                 Service Company                                                reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997
9(b)             Administration Services Agreement                              Form of Agreement,
                 between the Registrant and                                     incorporated by
                 Evergreen Investment Services,                                 reference to
                 Inc.                                                           Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997
10               Opinion and Consent of Sullivan &                              Filed herein
                 Worcester LLP

11               Not applicable
12               Not applicable
13               Not applicable

14                Not applicable
15                12b-1 Distribution Plan                                 Form of
                 for Institutional Service Shares                               Plan, incorporated by
                                                                                 reference to
                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on November 17,
                                                                                1997

16               Not applicable
17               Not applicable

18               Multiple Class Plan                                                      Form of

                                                                                Plan, incorporated by
                                                                                reference to

                                                                                Registrant's Pre-
                                                                                Effective Amendment No.
                                                                                1 Filed on
                                                                                November 17, 1997
19               Powers of Attorney                                             Filed herein




ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES (AS OF FEBRUARY
                  15, 1998).



                                                                                               NUMBER OF
                                                                                               RECORD
TITLE OF CLASS                                                                                 SHAREHOLDERS

Shares of Beneficial Interest without par value:

    Evergreen Select Strategic Value Fund
         Institutional Shares                                                                  4
         Institutional Service Shares                                                          0

   Evergreen Select Diversified Value Fund

         Institutional Shares                                                                  4
         Institutional Service Shares                                                          0

   Evergreen Large Cap Blend Fund

         Institutional Shares                                                                  2
         Institutional Service Shares                                                          0
      Charitable Shares                                                                       3
   Evergreen Select Common Stock Fund
     Institutional Shares                                                                     11
         Institutional Service Shares                                                         61

   Evergreen Select Strategic Growth Fund

     Institutional Shares                                                                      14
         Institutional Service Shares                                                          2

   Evergreen Select Equity Income Fund

         Institutional Shares                                                                  6
     Institutional Service Shares                                                              0

   Evergreen Select Small Company Value Fund

         Institutional  Shares                                                         3
                                                               0

     Institutional Service Shares
   Evergreen Select Social Principles Fund
         Institutional Shares                                                                  2
     Institutional Service Shares                                                              0
     Charitable Shares                                                                         2
   Evergreen Select Balanced Fund

         Institutional Shares                                                                 2
     Institutional Service Shares                                                              0




                                                                -82-




                                                                                           NUMBER OF
                                                                                            RECORD
TITLE OF CLASS                                                                           SHAREHOLDERS
   Evergreen Select Equity Index Fund
         Institutional Shares                                                                  0
         Institutional Service Shares                                                          0

   Evergreen Select Special Equity Fund
     Institutional Shares                                                                      0
     Institutional Service Shares                                                              0




ITEM 27.          INDEMNIFICATION.



Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre- Effective Amendment No. 1 filed on November 17, 1997.



Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the

Registrant, a copy of which is filed herewith.



ITEM 28.          BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS.

         (a) For the information required by this item with respect to the Capital Management Group of First Union National Bank, see the section entitled "Management of the Fund - Investment Adviser" in
                  Part A.

         The Directors and principal executive officers of First Union National Bank are:



Edward E. Crutchfield, Jr.                                 Chairman and Chief Executive
                                                           Officer, First Union
                                                           Corporation; Chief Executive
                                                           Officer and Chairman,



                                                           First Union National Bank

John R. Georgius                                           Vice Chairman, First Union
                           Corporation; Vice Chairman,
                            First Union National Bank
Marion A. Cowell, Jr.                                      Executive Vice President,
                                                           Secretary & General Counsel,
                                                           First Union Corporation;
                                                           Secretary and Executive Vice
                                                           President, First Union
                                                           National Bank
Robert T. Atwood                                           Executive Vice President and
                         Chief Financial Officer, First
                                                           Union Corporation; Chief
                                                           Financial Officer and
                                                           Executive Vice President



                                                                -84-

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

ITEM 29.          PRINCIPAL UNDERWRITERS.

         Evergreen Distributor, Inc. The Director and principal executive officers are:


Directors:             Lynn J. Mangum

              Lynn J. Mangum                      Chairman/CEO


Officers:
          Robert J. McMullan                  Executive Vice President/Treasurer
          J. David Huber                      President
          Kevin J. Dell                       Vice President/General
                                              Counsel/Secretary

          Mark J. Rybarczyk                   Senior Vice President
          Dennis Sheehan                      Senior Vice President
                                              Vice President



                    D'Ray
          Moore
          Dale Smith                          Vice President
                  Michael                     Vice President
          Burns
          Bruce Treff                         Assistant Secretary
          Annamaria Procaro                   Assistant Secretary




         Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

         Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02720

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


ITEM 31.          MANAGEMENT SERVICES.

         Not Applicable.


ITEM 32.          UNDERTAKINGS.


         The  undersigned   Registrant   hereby  undertakes  to  file  with  the
Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements of its Evergreen Select Equity Index Fund series, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.


         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         Registrant undertakes to have a net worth of at least $100,000 prior to commencing a public offering.

                                                             SIGNATURES



         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the ____ day of March, 1998.




                          EVERGREEN SELECT EQUITY TRUST



                                By: /s/William J. Tomko
                                Name:   William J. Tomko

                                Title: President




         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the _____ day of March, 1998.




       /s/William J.                      /s/Thomas L. McVerry*
----------------------------              ---------------------
     Tomko            William             Thomas L. McVerry
----------------------
J.         Tomko                          Trustee
President and Treasurer
(Principal Financial and
Accounting Officer



/s/Laurence B. Ashkin*                    /s/William Walt Pettit*
Laurence B. Ashkin                        William Walt Pettit
Trustee                                   Trustee

/s/Charles A. Austin III*                 /s/David M. Richardson*
Charles A. Austin III                     David M. Richardson
Trustee                                   Trustee

/s/K. Dun Gifford*                        /s/Russell A. Salton III*
K. Dun Gifford                            Russell A. Salton III
Trusteee                                  Trustee

/s/James S. Howell*                       /s/Michael S. Scofield*
James S. Howell                           Michael S. Scofield
Trustee                                   Trustee

/s/Leroy Keith, Jr.*                      /s/Richard J. Shima*
Leroy Keith, Jr.                          Richard J. Shima
Trustee                                   Trustee


/s/Gerald M. McDonnell*
Gerald M. McDonnell
Trustee


*By:

/s/Dorothy E. Bourassa
Dorothy E. Bourassa


Attorney-in-Fact



Dorothy E. Bourassa, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to this Registration Statement.

                                                          INDEX TO EXHIBITS

Exhibit
Number     Description
-------    -----------
  5        Investment Advisory Agreement between
           the Registrant and First Union National Bank

  6(a) Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b) Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(c) Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  8 Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Transfer Agent Agreement between the
           Registrant and Evergreen Service Company

  9(b) Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  15       Form of 12b-1 Distribution Plan for Institutional

                                               Service  Shares

  18       Multiple Class Plan